Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detailed information on intangible assets
Research and development expense	€ 130,704	€ 146,511	€ 128,128
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense	€ 432	€ 724	€ 1,673